Financial instruments and fair values	12 Months Ended
Mar. 31, 2018
Financial Instruments And Fair Value Measurement [Abstract]
Financial instruments and fair values
Financial instruments and fair values
Management assessed that the fair values of cash, trade receivables, accounts payable and accrued liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.
As at March 31, 2018, the fair value of the Revolving Facility is equal to the amount owing of $nil (2017 - $8,713). The fair value of the Term Loan is equal to the amount owing of $146,649 (2017 - $151,581).
The Company’s derivative financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined, in particular, the valuation technique(s) and inputs used.

Financial assets/ financial liabilities	Fair value hierarchy	Valuation technique(s) and key input(s)	Relationship of unobservable inputs to fair value
Foreign currency forward contracts	Level 2
Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.
Increases (decreases) in the forward exchange rate increase (decrease) fair value. Increases (decreases) in discount rate decrease (increase) fair value.
Foreign currency swap contracts	Level 2
Future cash flows are estimated based on on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.
Increases (decreases) in the forward exchange rate increase (decrease) fair value. Increases (decreases) in discount rate decrease (increase) fair value.
Embedded derivative related to term loan interest rate floor	Level 2	Future cash flows are estimated based on interest rates and forward interest rates, discounted at a rate that reflects the credit risk of the counterparties.
Increases (decreases) in the forward interest rate decrease (increase) fair value.

Increases (decreases) in the discount rate decrease (increase) fair value.

Increase (decrease) in the US$:C$ exchange rate decrease (increase) fair value.

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature:

	March 31, 2018					March 31, 2017
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Cash	95,290	—	—	95,290	95,290	9,678	—	—	9,678	9,678
Derivatives included in other current assets	—	2,800	—	2,800	2,800	—	305	—	305	305
Derivatives included in other long-term assets	—	2,183	—	2,183	2,183	—	—	—	—	—
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	4,168	—	4,168	4,168	—	786	—	786	786
Derivatives included in other long-term liabilities	—	6,050	—	6,050	6,050	—	782	—	782	782
Revolving Facility	—	—	—	—	—	—	—	6,642	6,642	8,713
Term Loan	—	—	137,074	137,074	146,649	—	—	139,447	139,447	151,581

There were no transfers between the levels of the fair value hierarchy.